Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	September 2021
Payment Date	10/15/2021
Transaction Month	23
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,424,799,288.20	51,620		57.1 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$254,050,000.00	1.84512%		December 15, 2020
Class A-2a Notes	$357,580,000.00	1.88%		July 15, 2022
Class A-2b Notes	$75,000,000.00	0.27375%	*	July 15, 2022
Class A-3 Notes	$432,470,000.00	1.87%		March 15, 2024
Class A-4 Notes	$130,990,000.00	1.93%		April 15, 2025
Class B Notes	$39,480,000.00	2.13%		May 15, 2025
Class C Notes	$26,320,000.00	2.25%		May 15, 2026
Total	$1,315,890,000.00
		* One-month LIBOR + 0.19%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,360,603.33

Principal:
Principal Collections	$17,274,430.38
Prepayments in Full	$10,377,472.12
Liquidation Proceeds	$130,084.43
Recoveries	$180,623.47
Sub Total	$27,962,610.40
Collections	$29,323,213.73

Purchase Amounts:
Purchase Amounts Related to Principal	$123,580.16
Purchase Amounts Related to Interest	$520.99
Sub Total	$124,101.15

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$29,447,314.88

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	September 2021
Payment Date	10/15/2021
Transaction Month	23
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$29,447,314.88
Servicing Fee	$500,164.31	$500,164.31	$0.00	$0.00	$28,947,150.57
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$28,947,150.57
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$28,947,150.57
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$28,947,150.57
Interest - Class A-3 Notes	$508,762.84	$508,762.84	$0.00	$0.00	$28,438,387.73
Interest - Class A-4 Notes	$210,675.58	$210,675.58	$0.00	$0.00	$28,227,712.15
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,227,712.15
Interest - Class B Notes	$70,077.00	$70,077.00	$0.00	$0.00	$28,157,635.15
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,157,635.15
Interest - Class C Notes	$49,350.00	$49,350.00	$0.00	$0.00	$28,108,285.15
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$28,108,285.15
Regular Principal Payment	$25,349,919.74	$25,349,919.74	$0.00	$0.00	$2,758,365.41
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,758,365.41
Residual Released to Depositor	$0.00	$2,758,365.41	$0.00	$0.00	$0.00
Total		$29,447,314.88

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$25,349,919.74
Total					$25,349,919.74

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$25,349,919.74	$58.62	$508,762.84	$1.18	$25,858,682.58	$59.80
Class A-4 Notes	$0.00	$0.00	$210,675.58	$1.61	$210,675.58	$1.61
Class B Notes	$0.00	$0.00	$70,077.00	$1.78	$70,077.00	$1.78
Class C Notes	$0.00	$0.00	$49,350.00	$1.88	$49,350.00	$1.88
Total	$25,349,919.74	$19.26	$838,865.42	$0.64	$26,188,785.16	$19.90

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	September 2021
Payment Date	10/15/2021
Transaction Month	23

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$326,478,831.00	0.7549167	$301,128,911.26	0.6963001
Class A-4 Notes	$130,990,000.00	1.0000000	$130,990,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$523,268,831.00	0.3976539	$497,918,911.26	0.3783895

Pool Information
Weighted Average APR	2.709%	2.710%
Weighted Average Remaining Term	39.38	38.53
Number of Receivables Outstanding	29,967	29,068
Pool Balance	$600,197,170.10	$572,236,067.26
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$555,299,991.62	$529,530,655.34
Pool Factor	0.4212503	0.4016257

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,743.29
Yield Supplement Overcollateralization Amount	$42,705,411.92
Targeted Overcollateralization Amount	$74,317,156.00
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$74,317,156.00

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,743.29
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,743.29
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,743.29

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	September 2021
Payment Date	10/15/2021
Transaction Month	23
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		42	$55,535.75
(Recoveries)		46	$180,623.47
Net Loss for Current Collection Period			$(125,087.72)
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			-0.2501%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3014%
Second Prior Collection Period			0.1749%
Prior Collection Period			0.0778%
Current Collection Period			-0.2561%
Four Month Average (Current and Prior Three Collection Periods)			0.0745%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,942	$5,728,375.69
(Cumulative Recoveries)			$1,239,391.93
Cumulative Net Loss for All Collection Periods			$4,488,983.76
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3151%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,949.73
Average Net Loss for Receivables that have experienced a Realized Loss			$2,311.53

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.63%	150	$3,577,805.97
61-90 Days Delinquent	0.07%	19	$421,537.78
91-120 Days Delinquent	0.03%	4	$148,080.31
Over 120 Days Delinquent	0.05%	10	$306,679.57
Total Delinquent Receivables	0.78%	183	$4,454,103.63

Repossession Inventory:
Repossessed in the Current Collection Period		7	$184,374.12
Total Repossessed Inventory		10	$270,767.95

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1001%
Prior Collection Period			0.1001%
Current Collection Period			0.1135%
Three Month Average			0.1046%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1531%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	September 2021
Payment Date	10/15/2021
Transaction Month	23

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	86	$2,232,715.13
2 Months Extended	110	$2,897,648.94
3+ Months Extended	12	$316,021.38

Total Receivables Extended	208	$5,446,385.45

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2021

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer